Discontinued Operation (Tables)	6 Months Ended
Jun. 30, 2025
Discontinued Operations
Aggregated financial results of the discontinued business
	For the Six Months Ended June 30,
	2025	2024
Revenues	$54,697	$41,851
Cost of revenues	2,292	6,674
Gross profit (loss)	52,405	35,177
Operating expenses	60,145	639,360
Loss from operations	(7,740)	(604,183)
Other expenses, net	(53,134)	(58,339)
Loss before income taxes	(60,874)	(662,522)
Provision for income taxes	-	-
Loss from discontinued operations	(60,874)	(662,522)

Assets and liabilities of the discontinued operations
	June 30,	December 31,
	2025	2024
Assets
Current assets
Cash and cash equivalents	$-	$20,566
Restricted cash	-	104
Accounts receivable, net	-	342,141
Inventory, net	-	453,971
Advances to suppliers, net	-	30,392
Prepaid taxes	-	36,312
Prepaid expenses and other receivables, net	-	3,700
Total current assets of discontinued operations	-	887,186

Non-current assets	-
Property, plant and equipment, net	-	994,281
Intangible assets, net	-	731
Total non-current assets of discontinued operations	-	995,012
Total assets of discontinued operations	$-	$1,882,198

Liabilities
Current liabilities
Accounts payable	$-	$1,530,190
Due to related parties	-	37,793
Customer deposits	-	887,699
Taxes payable	-	-
Accrued liabilities and other payables	-	2,564,581
Total current liabilities of discontinued operations	-	5,020,263
Total liabilities of discontinued operations	$-	$5,020,263